                                    MONEY
                                   MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.





                               SEMIANNUAL REPORT
                     (unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                               February 28, 2001



                                [HERITAGE LOGO]

                                                                  March 15, 2001

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the Heritage Cash Trust - Money Market Fund (the "Fund") for the six-month period ended February 28, 2001*. The seven-day effective yield declined from a level of 6.10% on August 31, 2000 to 5.16% on February 28, 2001. The decline was attributable to two interest rate decreases in January 2001 by Federal Reserve policy makers in response to eroding consumer confidence, high energy prices and a more rapid than expected slowdown in U.S. economic growth.

     During this period, the fund's portfolio manager lengthened the average maturity of the portfolio from 34 days to 48 days. At the end of the period, 46% of the Fund's net assets were invested in short term obligations issued by government agencies and 44% of the fund's net assets were invested in commercial paper rated A-1+ by Standard & Poor's**. This exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group.

     On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust - Money Market Fund.

                                          Sincerely,

                                          /s/ Richard Riess
                                          -----------------
                                          Richard K. Riess
                                          President
---------------

* The Fund's shares are not Federally insured and there is no guarantee that the fund can maintain a stable $1.00 share price. Ratings are subject to change and do not remove market risk. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

** Standard & Poor's, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analyses. When rating a money market fund, Standard & Poor's assesses the safety of principal. High-quality portfolios have an excellent capacity to maintain a constant share price of $1.00**. A fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity and management.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                         VALUE
   AMOUNT                                           -----
COMMERCIAL PAPER--45.4%(A)

DOMESTIC--35.9%
 BEVERAGES--5.6%
$  25,000,000  Anheuser-Busch Companies, Inc.,
                5.50%, 03/08/01...............   $  24,973,264
   50,000,000  Anheuser-Busch Companies, Inc.,
                5.50%, 03/19/01...............      49,862,500
   25,000,000  Anheuser-Busch Companies, Inc.,
                5.50%, 03/26/01...............      24,904,514
   40,000,000  Anheuser-Busch Companies, Inc.,
                5.33%, 04/17/01...............      39,721,656
   10,000,000  Anheuser-Busch Companies, Inc.,
                5.33%, 04/18/01...............       9,928,933
   50,000,000  The Coca-Cola Company, 5.45%,
                03/23/01......................      49,833,472
   50,000,000  The Coca-Cola Company, 5.42%,
                04/19/01......................      49,631,139
                                                --------------
                                                   248,855,478
                                                --------------
 CHEMICALS--1.1%
   50,000,000  E.I. du Pont de Nemours &
                Company, 5.30%, 04/11/01......      49,698,194
                                                --------------
 COMMUNICATION SERVICES--2.8%
   50,000,000  SBC Communications Inc., 5.44%,
                03/05/01......................      49,969,778
   49,750,000  Verizon Network Funding
                Corporation, 5.60%,
                03/12/01......................      49,664,872
   25,000,000  Verizon Network Funding
                Corporation, 5.28%,
                04/24/01......................      24,802,000
                                                --------------
                                                   124,436,650
                                                --------------
 COSMETICS & TOILETRIES--0.2%
   10,100,000  Colgate-Palmolive, 5.40%,
                03/06/01......................      10,092,425
                                                --------------
 ENTERTAINMENT--1.1%
   50,000,000  Walt Disney Company, 5.24%,
                04/05/01......................      49,745,278
                                                --------------
 FINANCIAL INSTITUTIONS--3.4%
  150,000,000  General Electric Capital
                Corporation, 6.46%,
                03/14/01......................     149,650,083
                                                --------------

  PRINCIPAL                                         VALUE
   AMOUNT                                           -----
COMMERCIAL PAPER (CONTINUED)
 FOOD--0.3%
   13,900,000  H.J. Heinz Company, 6.33%,
                03/01/01......................      13,900,000
                                                --------------
 MACHINERY--2.1%
   18,145,000  Pitney Bowes, Inc., 5.43%,
                03/07/01......................      18,128,579
   49,000,000  Pitney Bowes, Inc., 5.42%,
                03/09/01......................      48,940,982
   30,000,000  Pitney Bowes, Inc., 5.43%,
                03/16/01......................      29,932,125
                                                --------------
                                                    97,001,686
                                                --------------
 MANUFACTURING--3.3%
   29,195,000  Minnesota Mining &
                Manufacturing Company, 5.40%,
                03/13/01......................      29,142,449
    8,750,000  Minnesota Mining &
                Manufacturing Company, 5.25%,
                04/20/01......................       8,686,198
   49,000,000  Minnesota Mining &
                Manufacturing Company, 5.22%,
                04/20/01......................      48,644,750
   60,000,000  Minnesota Mining &
                Manufacturing Company, 5.17%,
                05/15/01......................      59,353,750
                                                --------------
                                                   145,827,147
                                                --------------
 OIL & GAS--5.5%
   36,000,000  Chevron UK Investment PLC,
                6.32%, 03/23/01...............      35,860,960
   10,000,000  Chevron UK Investment PLC,
                6.46%, 03/23/01...............       9,960,522
   45,000,000  Chevron UK Investment PLC,
                6.42%, 04/02/01...............      44,743,200
   55,000,000  Chevron USA, Inc., 5.44%,
                03/09/01......................      54,933,511
  100,000,000  Exxon Mobil Australia Pty.
                Ltd., 5.43%, 03/16/01.........      99,773,750
                                                --------------
                                                   245,271,943
                                                --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                         VALUE
   AMOUNT                                           -----
COMMERCIAL PAPER (CONTINUED)
 PAPER PRODUCTS--2.2%
$  30,500,000  Kimberly-Clark Corporation,
                5.40%, 03/19/01...............   $  30,417,650
   12,500,000  Kimberly-Clark Corporation,
                5.40%, 03/23/01...............      12,458,750
   47,000,000  Kimberly-Clark Corporation,
                5.35%, 03/29/01...............      46,804,427
   10,000,000  Kimberly-Clark Corporation,
                5.37%, 07/13/01...............       9,800,117
                                                --------------
                                                    99,480,944
                                                --------------
 PHARMACEUTICAL--5.4%
   40,920,000  Abbott Laboratories, 5.34%,
                03/06/01......................      40,889,651
   40,000,000  Merck & Company, Inc., 5.33%,
                03/21/01......................      39,881,556
  110,000,000  Merck & Company, Inc., 5.35%,
                03/21/01......................     109,673,055
   50,000,000  Schering Corporation, 5.41%,
                03/15/01......................      49,894,806
                                                --------------
                                                   240,339,068
                                                --------------
 PRINTING & PUBLISHING--2.9%
   25,000,000  McGraw-Hill, Inc., 6.36%,
                03/06/01......................      24,977,917
   14,000,000  McGraw-Hill, Inc., 5.30%,
                03/28/01......................      13,944,350
    7,000,000  McGraw-Hill, Inc., 5.29%,
                04/03/01......................       6,966,056
    7,000,000  McGraw-Hill, Inc., 5.32%,
                04/09/01......................       6,959,657
   21,500,000  McGraw-Hill, Inc., 5.00%,
                05/23/01......................      21,252,152
    7,050,000  R.R. Donnelley & Sons Company,
                5.44%, 03/19/01...............       7,030,824
   50,000,000  R.R. Donnelley & Sons Company,
                5.10%, 04/23/01...............      49,624,583
                                                --------------
                                                   130,755,539
                                                --------------
Total Domestic (cost $1,605,054,435)..........   1,605,054,435
                                                --------------

  PRINCIPAL                                         VALUE
   AMOUNT                                           -----
FOREIGN--9.5%(B)
 FOOD--3.30%
   36,000,000  Nestle Australia Ltd., 5.57%,
                03/12/01......................      35,938,730
   75,000,000  Nestle Capital Corporation,
                5.46%, 03/01/01...............      75,000,000
   39,000,000  Nestle Capital Corporation,
                5.30%, 03/13/01...............      38,931,100
                                                --------------
                                                   149,869,830
                                                --------------
 GOVERNMENT OBLIGATIONS & AGENCIES--4.0%
   81,000,000  Province of Ontario, 5.17%,
                05/18/01......................      80,092,665
   10,000,000  The Canadian Wheat Board,
                5.29%, 03/09/01...............       9,988,244
   25,000,000  The Canadian Wheat Board,
                5.08%, 04/27/01...............      24,798,917
   50,000,000  The Canadian Wheat Board,
                5.18%, 05/11/01...............      49,489,194
   15,000,000  The Canadian Wheat Board,
                5.18%, 05/11/01...............      14,846,759
                                                --------------
                                                   179,215,779
                                                --------------
 PHARMACEUTICAL--2.2%
   11,000,000  Glaxo Wellcome, PLC, 6.44%,
                03/05/01......................      10,992,129
   50,000,000  Glaxo Wellcome, PLC, 6.44%,
                03/06/01......................      49,955,278
   16,400,000  Glaxo Wellcome, PLC, 5.42%,
                03/07/01......................      16,385,185
   22,600,000  Glaxo Wellcome, PLC, 5.60%,
                03/16/01......................      22,547,267
                                                --------------
                                                    99,879,859
                                                --------------
Total Foreign (cost $428,965,468).............     428,965,468
                                                --------------
Total Commercial Paper (cost
 $2,034,019,903)..............................   2,034,019,903
                                                --------------
CORPORATE NOTES--2.2%(A)
 BANKS--2.2%
   50,000,000  Bank of America, N.A., 6.61%,
                05/04/01......................      50,000,000
   50,000,000  Bank of America, N.A., 5.18%,
                07/02/01......................      50,000,000
                                                --------------
Total Corporate Notes (cost $100,000,000).....     100,000,000
                                                --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 2001
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                         VALUE
   AMOUNT                                           -----
U.S. AGENCY SECURITIES--46.3%(A)
$ 150,000,000  Fannie Mae, 6.36%, 03/01/01....   $ 150,000,000
   85,000,000  Fannie Mae, 6.27%, 03/08/01....      84,896,370
   14,000,000  Fannie Mae, 5.37%, 03/29/01....      13,941,527
  200,000,000  Fannie Mae, 4.85%, 05/04/01....     198,275,555
   45,000,000  Fannie Mae, 5.16%, 05/10/01....      44,548,500
   22,000,000  Fannie Mae, 5.90%, 05/10/01....      21,747,611
  100,000,000  Fannie Mae, 6.31%, 05/10/01....      98,774,028
   18,725,000  Fannie Mae, 5.91%, 05/17/01....      18,488,300
   10,300,000  Fannie Mae, 5.13%, 06/07/01....      10,156,160
   50,000,000  Fannie Mae, 5.35%, 11/16/01....      48,068,056
   35,000,000  Federal Home Loan Bank, 6.31%,
                03/28/01......................      34,834,363
   30,000,000  Federal Home Loan Bank, 6.30%,
                04/27/01......................      29,700,750
  100,000,000  Federal Home Loan Bank, 6.27%,
                04/27/01......................      99,007,250
   20,000,000  Federal Home Loan Bank, 6.29%,
                04/27/01......................      19,800,817
  125,000,000  Federal Home Loan Bank, 4.90%,
                05/02/01......................     123,945,139
   60,000,000  Federal Home Loan Bank, 5.13%,
                05/23/01......................      59,291,042
   40,000,000  Federal Home Loan Bank, 5.68%,
                06/20/01......................      39,299,467
   40,000,000  Federal Home Loan Bank, 4.54%,
                02/04/02......................      38,284,889
   25,000,000  Freddie Mac, 6.33%, 03/01/01...      25,000,000
   75,000,000  Freddie Mac, 6.28%, 03/08/01...      74,908,417
   17,500,000  Freddie Mac, 6.13%, 03/22/01...      17,437,423
  150,000,000  Freddie Mac, 6.13%, 03/22/01...     149,463,625
   75,000,000  Freddie Mac, 6.08%, 05/25/01...      73,924,219
  100,000,000  Freddie Mac, 4.85%, 05/31/01...      98,775,291
   30,000,000  Freddie Mac, 5.83%, 06/21/01...      29,455,866
   75,000,000  Freddie Mac, 5.12%, 07/11/01...      73,592,000
   25,000,000  Freddie Mac, 4.92%, 11/19/01...      24,101,416
   50,000,000  Freddie Mac, 4.55%, 01/31/02...      47,876,668
   25,000,000  Freddie Mac, 4.87%, 01/31/02...      23,863,667
   75,000,000  Student Loan Marketing
                Association, 6.31%,
                03/02/01......................      74,986,854
   35,000,000  Student Loan Marketing
                Association, 5.31%,
                03/15/01......................      34,927,725
   90,000,000  Student Loan Marketing
                Association, 5.32%,
                03/20/01......................      89,747,300

  PRINCIPAL                                         VALUE
   AMOUNT                                           -----
U.S. AGENCY SECURITIES (CONTINUED)
  100,000,000  Student Loan Marketing
                Association, 5.22%,
                03/05/01(c)...................     100,000,000
                                                --------------
Total U.S. Agency Securities
 (cost $2,071,120,295)........................   2,071,120,295
                                                --------------
Total Investment Portfolio excluding
 repurchase agreement (cost $4,205,140,198)...  $4,205,140,198
                                                --------------
REPURCHASE AGREEMENT--6.4%(A)

Repurchase Agreement with State Street Bank
  and Trust Company, dated February 28, 2001 @
5.33% to be repurchased at $285,137,210 on
March 01, 2001, collateralized by $20,895,000
United States Treasury Notes, 6.25% due
October 31, 2001, $95,200,000 United States
Treasury Bonds, 7.625% due February 15, 2007,
$40,340,000 United States Treasury Notes,
11.875% due November 15, 2003, $87,240,000
United States Treasury Bonds, 8.75% due
November 15, 2008, $19,410,000 United States
Treasury Notes, 11.625% due November 15, 2004,
(market value $159,360,833 including interest)
(cost $285,095,000)...........................     285,095,000
                                                --------------
TOTAL INVESTMENT PORTFOLIO
 (cost $4,490,235,198)(d), 100.3%(a)..........   4,490,235,198
OTHER ASSETS AND LIABILITIES, net,
 (0.3%)(a)....................................     (14,067,102)
                                                --------------
NET ASSETS, (consisting of paid-in-capital net
of accumulated net realized loss of $274,021)
100.0%........................................  $4,476,168,096
                                                ==============
CLASS A SHARES
Net asset value, offering and redemption price
per share, ($4,473,164,362 divided by
4,473,438,383 shares outstanding).............           $1.00
                                                ==============
CLASS B SHARES
Net asset value, offering and redemption price
per share, ($1,454,925 divided by 1,454,925
shares outstanding)...........................           $1.00
                                                ==============
CLASS C SHARES
Net asset value, offering and redemption price
per share, ($1,548,809 divided by 1,548,809
shares outstanding)...........................           $1.00
                                                ==============
---------------
(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) Variable rate note that resets on a weekly basis. The
    interest rate shown represents the rate in effect at
    February 28, 2001.
(d) The aggregate identified cost for federal income tax
    purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2001
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                      $131,332,129
Expenses (Notes 1 and 4):
  Management fee............................................    $8,559,786
  Distribution fee (Class A Shares).........................     3,050,117
  Distribution fee (Class B Shares).........................           713
  Distribution fee (Class C Shares).........................         1,167
  Shareholder servicing fees................................     2,479,104
  Custodian/Fund accounting fees............................       191,214
  State qualification expenses..............................       162,030
  Federal registration fees.................................       145,989
  Reports to shareholders...................................        93,818
  Professional fees.........................................        27,443
  Insurance expense.........................................         9,285
  Trustees' fees and expenses...............................         3,818
  Other.....................................................        15,047
                                                                ----------
        Total expenses......................................                        14,739,531
                                                                                  ------------
Net investment income from operations.......................                      $116,592,598
                                                                                  ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED          FOR THE
                                                              FEBRUARY 28, 2001     YEAR ENDED
                                                                 (UNAUDITED)      AUGUST 31, 2000
                                                              -----------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................   $  116,592,598     $  201,697,397
Distributions to shareholders from:
    Net investment income Class A Shares, ($0.028 and $0.053
      per share, respectively)..............................     (116,520,885)      (201,555,656)
    Net investment income Class B Shares, ($0.028 and $0.053
      per share, respectively)..............................          (27,110)           (42,201)
    Net investment income Class C Shares, ($0.028 and $0.053
      per share, respectively)..............................          (44,753)          (105,587)
Increase in net assets from Fund share transactions (Note
  2)........................................................      583,956,726        781,923,365
                                                               --------------     --------------
Increase in net assets......................................      583,956,576        781,917,318
Net assets, beginning of period.............................    3,892,211,520      3,110,294,202
                                                               --------------     --------------
Net assets, end of period...................................   $4,476,168,096     $3,892,211,520
                                                               ==============     ==============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                       CLASS A SHARES                           CLASS B SHARES
                               --------------------------------------------------------------   ------------
                               FOR THE SIX-                                                     FOR THE SIX-
                               MONTH PERIOD                                                     MONTH PERIOD
                                  ENDED                     FOR THE YEARS ENDED                    ENDED
                               FEBRUARY 28,                     AUGUST 31,                      FEBRUARY 28,
                                   2001       -----------------------------------------------       2001
                               (UNAUDITED)     2000      1999      1998      1997      1996     (UNAUDITED)
                               ------------   -------   -------   -------   -------   -------   ------------
Net asset value, beginning of
 period......................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00     $  1.00
                                 -------      -------   -------   -------   -------   -------     -------
Income from Investment
 Operations:
 Net investment
   income(a)(b)..............      0.028        0.053     0.044     0.049     0.047     0.048       0.028
Less Distributions:
 Dividends from net
   investment income and net
   realized gains(a).........     (0.028)      (0.053)   (0.044)   (0.049)   (0.047)   (0.048)     (0.028)
                                 -------      -------   -------   -------   -------   -------     -------
Net asset value, end of
 period......................    $  1.00      $  1.00   $  1.00   $  1.00   $  1.00   $  1.00     $  1.00
                                 =======      =======   =======   =======   =======   =======     =======
Total Return(%)..............       2.87(c)      5.43      4.46      4.99      4.85      4.89        2.87(c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net
   assets(b).................       0.72(d)      0.72      0.73      0.75      0.76      0.78        0.72(d)
 Net investment income to
   average daily net
   assets(b).................       5.73(d)      5.31      4.37      4.88      4.74      4.78        5.70(d)
 Net assets, end of period ($
   millions).................      4,473        3,890     3,106     2,492     2,016     1,641           1

                                   CLASS B SHARES                                  CLASS C SHARES
                               ---------------------------   -----------------------------------------------------------
                                                             FOR THE SIX-
                                                             MONTH PERIOD
                                   FOR THE YEARS ENDED          ENDED                   FOR THE YEARS ENDED
                                       AUGUST 31,            FEBRUARY 28,                    AUGUST 31,
                               ---------------------------       2001       --------------------------------------------
                                2000      1999      1998+    (UNAUDITED)     2000      1999      1998     1997    1996++
                               -------   -------   -------   ------------   -------   -------   ------   ------   ------
Net asset value, beginning of
 period......................  $  1.00   $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00
                               -------   -------   -------     -------      -------   -------   ------   ------   ------
Income from Investment
 Operations:
 Net investment
   income(a)(b)..............    0.053     0.044     0.027       0.028        0.053     0.044    0.049(b)  0.047   0.023
Less Distributions:
 Dividends from net
   investment income and net
   realized gains(a).........   (0.053)   (0.044)   (0.027)     (0.028)      (0.053)   (0.044)  (0.049)  (0.047)  (0.023)
                               -------   -------   -------     -------      -------   -------   ------   ------   ------
Net asset value, end of
 period......................  $  1.00   $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00
                               =======   =======   =======     =======      =======   =======   ======   ======   ======
Total Return(%)..............     5.43   4.46...      2.70(c)      2.87(c)     5.43      4.46     4.99     4.85     2.34(c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net
   assets(b).................     0.72      0.73      0.75(d)      0.72(d)     0.72      0.73     0.75     0.77     0.75(d)
 Net investment income to
   average daily net
   assets(b).................     5.25      4.37      4.86(d)      5.75(d)     5.19      4.37     4.87     4.72     4.62(d)
 Net assets, end of period ($
   millions).................        1         1         0           2            1         3        3        5       --

---------------

  + For the period January 2, 1998 (commencement of Class B Shares) to August
    31, 1998.
 ++ For the period February 29, 1996 (commencement of Class C Shares) to August
    31, 1996.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items would have been .75% for Class A and C Shares.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares, which may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. Class A, B and C Shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSL) if they were acquired through an exchange from another Heritage Mutual Fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, such as management fees, custodian fees, distribution fees, etc., while other expenses such as insurance expense, are allocated proportionately among the Heritage Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 28, 2001, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the six-month period ended February 28, 2001 at a net asset value of $1.00 per share, were as follows:

                                                                     A SHARES        B SHARES     C SHARES
                                                                  ---------------   ----------   -----------
        FOR THE PERIOD ENDED FEBRUARY 28, 2001 (UNAUDITED)
        Shares sold.............................................    7,836,948,507    2,482,855     2,937,560
        Shares issued on reinvestment of distributions..........      116,739,752       26,051        43,327
        Shares redeemed.........................................   (7,370,475,211)  (1,888,378)   (2,857,737)
                                                                  ---------------   ----------   -----------
          Net increase..........................................      583,213,048      620,528       123,150
        Shares outstanding:
          Beginning of period...................................    3,890,225,335      834,397     1,425,659
                                                                  ---------------   ----------   -----------
          End of period.........................................    4,473,438,383    1,454,925     1,548,809
                                                                  ===============   ==========   ===========

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2000 at a net asset value of $1.00 per share, were as follows:

                                                                     A SHARES        B SHARES     C SHARES
                                                                  ---------------   ----------   -----------
        FOR THE YEAR ENDED AUGUST 31, 2000
        Shares sold.............................................   17,127,216,918    1,158,336     3,615,992
        Shares issued on reinvestment of distributions..........      198,178,271       41,450       102,246
        Shares redeemed.........................................  (16,541,843,134)  (1,137,756)   (5,408,958)
                                                                  ---------------   ----------   -----------
          Net increase (decrease)...............................      783,552,055       62,030    (1,690,720)
        Shares outstanding:
          Beginning of year.....................................    3,106,673,280      772,367     3,116,379
                                                                  ---------------   ----------   -----------
          End of year...........................................    3,890,225,335      834,397     1,425,659
                                                                  ===============   ==========   ===========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the six-month period ended February 28, 2001, purchases and sales/maturities of short-term investment securities, excluding repurchase agreements, aggregated $18,508,343,001 and $19,270,045,561, respectively. Purchases and maturities of U.S. Government obligations, aggregated $3,033,805,883 and $1,934,209,000, respectively.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next
        $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of February 28, 2001 was $1,410,673. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .74% of the average daily net assets attributable to that class for the fiscal year ending August 31, 2001. No fees were waived and no expenses were reimbursed for the six-month period ended February 28, 2001.

        The Manager is also the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $2,479,104 for Dividend Paying and Shareholder Servicing fees and $27,447 for Fund Accounting services, of which $794,000 and $9,200 were payable as of February 28, 2001, respectively.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $9,533 and $3,152 in contingent deferred sales charges for Class B and Class C Shares, respectively, during the six-month period ended February 28, 2001.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 2001 was $506,735. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 2000, the Fund has net tax basis capital loss carryforwards in the aggregate of $283,043. Capital loss carryforwards in the amount of $500 were utilized in the year ended August 31, 2000. Capital loss carryforwards in the amount of $8,166, $6,037, $235,118 and $33,722 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, and 2005, respectively. In addition, from November 1, 1999 to August 31, 2000, the Fund incurred $6,547 of net realized capital losses that will be deferred and treated as arising on October 1, 2000 in accordance with regulations under the Internal Revenue Code.

HERITAGE CASH TRUST -- MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

           -   HERITAGE CASH TRUST
                    MUNICIPAL MONEY MARKET FUND
           -   HERITAGE CAPITAL APPRECIATION TRUST
           -   HERITAGE INCOME-GROWTH TRUST
           -   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
           -   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP STOCK FUND
                    SMALL CAP STOCK FUND
                    TECHNOLOGY FUND
                    VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

[Heritage Logo]

Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


Address Service Requested

HERITAGE FAMILY OF FUNDS [TM]

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
High Yield
Intermediate Government


HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Technology
Value Equity

This report is for the information of shareholders of Heritage Cash Trust - Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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